Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Transactions with related parties - Gas vessels under construction (Table)

Vessel Type	Hull No. / Vessel Name	Cubic Meters (“CBM”)	Shipyard	Delivery / Estimated Delivery	Amount paid to CMTC for the acquisition of the vessel-owning companies of the Gas Vessels
MG/C	8424	45,000	Hyundai Mipo Dockyard Co. Ltd, South Korea (“Hyundai Mipo”)	Jun-26	—
MG/C	8425	45,000	Hyundai Mipo	Sep-26	—
MG/C	8426	45,000	Hyundai Mipo	Feb-27	—
MG/C	8427	45,000	Hyundai Mipo	May-27	—
MG/C	S1111	40,000	Nantong CIMC Sinopacific Offshore & Engineering Co. Ltd, China (“CIMC SOE”)	Mar-27	9,798
MG/C	S1112	40,000	CIMC SOE	Jul-27	9,798
LCO2 – HMG/C	8398 / LCO2 – HMG/C Active	22,000	Hyundai Mipo	Delivered on January 5, 2026	19,885
LCO2 – HMG/C	8399	22,000	Hyundai Mipo	Apr-26	19,885
LCO2 – HMG/C	8404	22,000	Hyundai Mipo	Sep-26	7,644
LCO2 – HMG/C	8405	22,000	Hyundai Mipo	Nov-26	7,644
Total					$ 74,654

Transactions with related parties- LNG/Cs Vessels acquired (Table)

Hull Number / Vessel name	CBM	Delivery / Expected delivery date to the Company
Hull 3315 - LNG/C Amore Mio I	174,000	Delivered on December 21, 2023
Initial Vessels
Hull 3316 - LNG/C Axios II	174,000	Delivered on January 2, 2024
Hull 3341 - LNG/C Assos	174,000	Delivered on May 31, 2024
Hull 3342 - LNG/C Apostolos	174,000	Delivered on June 28, 2024
Hull 8140 - LNG/C Aktoras	174,000	Delivered on June 5, 2024
Hull 8198 - LNG/C Archimidis	174,000	July 2026
Hull 8199 - LNG/C Agamemnon	174,000	January 2027
Remaining Vessels
Hull 8202 - LNG/C Alcaios I	174,000	September 2026
Hull 8203 - LNG/C Antaios I	174,000	November 2026
Hull 8206 - LNG/C Athlos	174,000	February 2027
Hull 8207 - LNG/C Archon	174,000	March 2027

Transactions with Related Parties - Consolidated Balance Sheets (Table)

	As of December 31,
Consolidated Balance Sheets	2025	2024
Assets:
Capital-Gas Management - advances from the Company(a)	—	1,131
Due from related party	$—	$1,131
Liabilities:
CSM - payments on behalf of the Company (b)	$35	$34
Capital-Executive - payments on behalf of the Company (b)	—	3,508
Capital-Containers - payments on behalf of the Company (b)	1,877	—
Capital-Gas Management- payments on behalf of the Company (b)	3,695	—
Due to related parties	$5,607	$3,542

Transactions with Related Parties - Consolidated Statements of Comprehensive Income

	For the years ended December 31,
Consolidated Statements of Comprehensive Income	2025	2024	2023
Vessel operating expenses	$9,144	$8,722	$6,165
General and administrative expenses (c)	3,708	2,980	2,564
Interest expense and finance cost (d)	—	3,174	—

(a)	Managers - Advances from the Company: This line item represents the amounts advanced by the Company for operating and voyage expenses that will be paid by the Managers on behalf of the Company and its subsidiaries.

(b)

Managers - Payments on behalf of the Company: This line item represents the amount outstanding for payments for operating and voyage expenses made by the Managers on behalf of the Company and its subsidiaries.

(c)	General and administrative expenses: This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.
(d)	Interest expense and finance cost: This line item reflects interest expense of the Umbrella Seller’s Credit (Note 8).